Note 6 - Vessels and Advances, Net (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule Vessels and advances, net [text block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	$2,595,768	$(1,016,259)	$1,579,509
Depreciation	-	(39,107)	(39,107)
Vessel acquisitions, advances and other vessels’ costs	66,253	-	66,253
Balance, June 30, 2018	$2,662,021	$(1,055,366)	$1,606,655